Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 17, 2014
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000889284
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 17, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jan. 17, 2014
Prospectus Date	rr_ProspectusDate	Dec. 12, 2013